SEGMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
SEGMENTS	2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.
Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2025	£m	£m	£m	£m	£m
Net interest income	1,763	61	351	40	2,215
Non-interest income/(expense)	75	97	55	(55)	172
Total operating income/(expense)	1,838	158	406	(15)	2,387
Operating expenses before credit impairment charges, provisions and charges	(983)	(81)	(193)	(12)	(1,269)
Credit impairment charges	(78)	(10)	(17)	–	(105)
Provisions for other liabilities and charges	(211)	(12)	(50)	24	(249)
Total credit impairment charges, provisions and charges	(289)	(22)	(67)	24	(354)
Profit/(loss) before tax	566	55	146	(3)	764

Revenue/(expense) from external customers	2,120	387	325	(445)	2,387
Inter-segment (expense)/revenue	(282)	(229)	81	430	–
Total operating income/(expense)	1,838	158	406	(15)	2,387

Revenue/(expense) from external customers includes the following fee and commission income:[1]
–Current account and debit card fees	257	–	24	–	281
–Insurance, protection and investments	23	11	–	–	34
–Credit cards	1	–	–	–	1
–Non-banking and other fees[2]	1	–	42	3	46
Total fee and commission income	282	11	66	3	362
Fee and commission expense	(205)	–	(3)	(13)	(221)
Net fee and commission income/(expense)	77	11	63	(10)	141

Customer loans	173,628	4,787	18,319	1,383	198,117
Customer deposits	151,112	–	22,663	10,381	184,156

30 June 2024	£m	£m	£m	£m	£m
Net interest income/(expense)	1,689	74	383	(41)	2,105
Non-interest income/(expense)	60	83	67	(14)	196
Total operating income/(expense)	1,749	157	450	(55)	2,301
Operating expenses before credit impairment charges, provisions and charges	(1,001)	(77)	(205)	(11)	(1,294)
Credit impairment charges	(49)	(8)	(3)	–	(60)
Provisions for other liabilities and charges	(98)	(15)	(18)	(12)	(143)
Total credit impairment charges, provisions and charges	(147)	(23)	(21)	(12)	(203)
Profit/(loss) before tax	601	57	224	(78)	804

Revenue from external customers	1,724	360	264	(47)	2,301
Inter-segment revenue/(expense)	25	(203)	186	(8)	–
Total operating income/(expense)	1,749	157	450	(55)	2,301

Revenue from external customers includes the following fee and commission income:[1]
–Current account and debit card fees	212	–	26	–	238
–Insurance, protection and investments	25	–	–	–	25
–Credit cards	45	–	–	–	45
–Non-banking and other fees[2]	2	14	37	7	60
Total fee and commission income	284	14	63	7	368
Fee and commission expense	(223)	(4)	(6)	(10)	(243)
Net fee and commission income/(expense)	61	10	57	(3)	125
31 December 2024
Customer loans	173,739	4,759	18,029	1,331	197,858
Customer deposits	151,815	–	22,137	9,457	183,409
1 The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2 Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2025	31 December 2024	30 June 2025	31 December 2024
	£m	£m	£m	£m
Customer balances (gross)	198,117	197,858	184,156	183,409
Loan loss allowance	(802)	(785)	–	–
Customer balances (net)	197,315	197,073	184,156	183,409
Intercompany balances (including joint ventures)	5,341	4,813	1,684	1,715
Accrued interest	669	724	916	878
Other items	315	319	(239)	(227)
Loans and advances to customers / Deposits by customers	203,640	202,929	186,517	185,775